KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 66.63%	Shares	Value
Administrative and Support Services - 5.65%
CreditRiskMonitor.com, Inc.	780	$1,365
PayPal Holdings, Inc.*[c]	63,000	6,541,920
		6,543,285
Broadcasting (except Internet) - 5.79%
The E.W. Scripps Company - Class A	40,000	840,000
The Madison Square Garden Company - Class A*	16,366	4,797,366
MSG Networks Inc. - Class A*	49,100	1,067,925
		6,705,291
Credit Intermediation and Related Activities - 2.50%
LendingTree, Inc.*	8,233	2,894,393

Data Processing, Hosting, and Related Services - 5.06%
IHS Markit Limited*	200	10,876
MasterCard, Inc. - Class A	7,000	1,648,150
Verisk Analytics, Inc.	7,000	931,000
Visa, Inc. - Class A	21,000	3,279,990
		5,870,016
Electronic Shopping and Mail-Order Houses - 0.07%
Liberty Expedia Holdings, Inc. - Class A*	1,800	77,040

Management of Companies and Enterprises - 1.01%
Galaxy Digital Holdings Ltd.*	100,000	189,322
Icahn Enterprises LP	13,600	986,000
		1,175,322
Oil and Gas Extraction - 14.03%
Texas Pacific Land Trust[c]	21,026	16,266,765

Other Information Services - 6.49%
Alphabet, Inc. - Class A*	3,200	3,766,048
Alphabet, Inc. - Class C*	3,200	3,754,592
		7,520,640
Other Motor Vehicle Dealers - 0.00%
Copart, Inc.*	100	6,059

Other Professional, Scientific, and Technical Services - 0.40%
GMO Internet, Inc.	28,400	462,272

Other Telecommunications - 3.39%
Liberty Broadband Corporation - Series A*	8,000	733,120
Liberty Broadband Corporation - Series C*	8,000	733,920
Liberty Global plc - Series C*	60,000	1,452,600
Liberty Latin America Limited - Class C*	16,496	320,847
Liberty Media Corp.-Liberty SiriusXM - Class A*	18,000	687,240
		3,927,727
Professional, Scientific, and Technical Services - 5.75%
CACI International, Inc. - Class A*	29,200	5,314,984
ManTech International Corporation - Class A	25,000	1,350,500
		6,665,484
Satellite Telecommunications - 1.08%
EchoStar Corporation - Class A*	34,200	1,246,590

Securities and Commodity Exchanges - 0.53%
Cboe Global Markets, Inc.	6,424	613,107

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 13.91%
CME Group, Inc.	4,180	687,944
Grayscale Bitcoin Trust^[c]	2,146,599	10,260,744
MarketAxess Holdings, Inc.	5,000	1,230,400
OTC Markets Group Inc. - Class A	116,985	3,942,394
		16,121,482
Spectator Sports - 0.97%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	223,520
Liberty Media Corp.-Liberty Braves - Class C*	8,000	222,160
Liberty Media Corp.-Liberty Formula One - Class A*	20,000	680,800
		1,126,480
TOTAL COMMON STOCKS
(cost $67,389,825)		77,221,953

	Principal
ESCROW NOTES - 0.00%	Amount
Other Telecommunications - 0.00%
Adelphia Communications Corp. Preferred*+a	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 33.54%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	2,119	2,119

	Principal
	Amount
U.S. Treasury Obligations - 33.54%
United States Treasury Bills
Maturity Date: 04/09/2019, Yield to Maturity 2.34%	$3,000	2,998
Maturity Date: 04/16/2019, Yield to Maturity 2.33%	38,901,000	38,862,706
Maturity Date: 05/14/2019, Yield to Maturity 2.36%	11,000	10,969
		38,876,673
TOTAL SHORT-TERM INVESTMENTS
(cost $38,879,483)		38,878,792

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.00%	Shares
Money Market Funds - 5.00%
First American Government Obligations Fund - Class X, 2.36%[b]	5,792,625	5,792,625
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $5,792,625)		5,792,625

TOTAL INVESTMENTS - 105.17%
(cost $112,061,933)		$121,893,370

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a market value of $5,829,210 at March 31, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value the The Internet Portfolio's net assets as of March 31, 2019:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$77,221,953		$–	$–		$77,221,953
Escrow Notes	–		–	–	*	–	*
Short-Term Investments	2,119		38,876,673	–		38,878,792
Investments Purchased with the Cash
Proceeds from Securities Lending	5,792,625		–	–		5,792,625
Total Investments in Securities	$83,016,697		$38,876,673	$–	*	$121,893,370

During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of Decebmer 31, 2018	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2019	$-	*

Description	Fair Value at 3/31/2019		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 53.35%	Shares	Value
Accommodation - 3.55%
Civeo Corporation*	201,600	$423,360

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.02%
PrairieSky Royalty Limited	200	2,694

Management of Companies and Enterprises - 5.29%
Bollore SA	68,000	307,253
Clarke Inc.*	24,800	241,254
Galaxy Digital Holdings Ltd.*	44,000	83,302
		631,809
Mining (except Oil and Gas) - 3.48%
Franco-Nevada Corporation	3,400	255,170
NovaGold Resources Inc.*	4,000	16,680
Wheaton Precious Metals Corporation	6,050	144,111
		415,961
Oil and Gas Extraction - 18.73%
Texas Pacific Land Trust[c]	2,890	2,235,848

Other Financial Investment Activities - 1.85%
Brookfield Asset Management Inc. - Class A	4,000	186,600
Burford Capital Limited	300	6,588
IMF Bentham Limited*	15,000	27,692
		220,880
Other Investment Pools and Funds - 0.58%
Partners Value Investments LP*	2,193	68,924

Other Pipeline Transportation - 0.09%
Rubis SCA	200	10,908

Other Telecommunications - 0.07%
Liberty Latin America Limited - Class A*	9	174
Liberty Latin America Limited - Class C*	22	428
NZME Limited	20,000	7,882
		8,484
Professional, Scientific, and Technical Services - 5.64%
CACI International, Inc. - Class A*[c]	3,700	673,474

Securities and Commodity Exchanges - 1.58%
B3 SA - Brasil Bolsa Balcao	10,000	81,423
Cboe Global Markets, Inc.	1,118	106,702
		188,125
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.35%
CME Group, Inc.	786	129,360
Grayscale Bitcoin Trust^[c]	156,520	748,165
		877,525
Support Activities for Mining - 2.23%
Siem Industries Inc.*	5,500	266,750

Support Activities for Water Transportation - 2.89%
Braemar Shipping Services plc	2,000	4,298
Clarkson plc	11,000	340,267
		344,565
TOTAL COMMON STOCKS
(cost $4,226,047)		6,369,307

PREFERRED STOCKS - 0.07%
Other Investment Pools and Funds - 0.07%
Partners Value Investments LP - Class A	515	8,760

TOTAL PREFERRED STOCKS
(cost $9,785)		8,760

	Principal
CONVERTIBLE BONDS - 0.01%	Amount
Department Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019[e]	$41,080	1,746

TOTAL CONVERTIBLE BONDS
(cost $41,080)		1,746

WARRANTS - 0.06%	Shares
Other Investment Pools and Funds - 0.06%
Partners Value Investments LP*
Expiration: June 30, 2026, Exercise Price: 32.45 CAD	1,893	7,083

TOTAL WARRANTS
(cost $7,160)		7,083

SHORT-TERM INVESTMENTS - 46.97%
Money Market Funds - 0.02%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	1,825	1,825

	Principal
	Amount
U.S. Treasury Obligations - 46.95%
United States Treasury Bills
Maturity Date: 04/09/2019, Yield to Maturity 2.34%	$4,572,000	4,569,589
Maturity Date: 04/16/2019, Yield to Maturity 2.33%	1,034,000	1,032,981
Maturity Date: 05/14/2019, Yield to Maturity 2.36%	3,000	2,992
		5,605,562
TOTAL SHORT-TERM INVESTMENTS
(cost $5,607,449)		5,607,387

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.16%	Shares
Money Market Funds - 6.16%
First American Government Obligations Fund - Class X, 2.36%[b]	736,032	736,032
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $736,032)		736,032

TOTAL INVESTMENTS - 106.62%
(cost $10,627,553)		$12,730,315

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a market value of $740,680 at March 31, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Global Portfolio

The following is a summary of the inputs used to value the The Global Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$6,033,633	$335,674	(1)	$–	$6,369,307
Preferred Stocks	–	8,760		–	8,760
Convertible Bonds	–	1,746		–	1,746
Warrants	–	7,083		–	7,083
Short-Term Investments	1,825	5,605,562		–	5,607,387
Investments Purchased with the Cash
Proceeds from Securities Lending	736,032	–		–	736,032
Total Investments in Securities	$6,771,490	$5,958,825		$–	$12,730,315

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Other Investment Pools and Funds	$68,924
Support Activities for Mining	266,750
	$335,674

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 86.24%	Shares	Value
Accommodation - 0.60%
Civeo Corporation*	2,280,000	$4,788,000

Amusement, Gambling, and Recreation Industries - 0.47%
Las Vegas Sands Corp.	42,700	2,602,992
MGM Resorts International	44,500	1,141,870
		3,744,862
Beverage and Tobacco Product Manufacturing - 0.08%
Crimson Wine Group Limited*	78,600	646,878

Broadcasting (except Internet) - 0.21%
CBS Corporation - Class B	36,000	1,711,080

Cable and Other Subscription Programming - 0.75%
Discovery Communications, Inc. - Class A*	150,300	4,061,106
Discovery Communications, Inc. - Class C*	76,000	1,931,920
		5,993,026
Chemical Manufacturing - 0.02%
Element Solutions, Inc.*	18,800	189,880

Data Processing, Hosting, and Related Services - 0.01%
IHS Markit Limited*	800	43,504

Electronic Shopping and Mail-Order Houses - 0.53%
Liberty Expedia Holdings, Inc. - Class A*	25,200	1,078,560
Qurate Retail, Inc.*	198,000	3,164,040
		4,242,600
Food Services and Drinking Places - 1.29%
The Wendy's Company	573,200	10,254,548

Insurance Carriers and Related Activities - 1.81%
Markel Corporation*	14,500	14,445,480

Management of Companies and Enterprises - 6.11%
Associated Capital Group, Inc. - Class A^	261,200	10,333,072
Bollore SA	340,000	1,536,266
Icahn Enterprises LP	505,400	36,641,500
RIT Capital Partners plc	7,200	196,932
		48,707,770
Mining (except Oil and Gas) - 2.04%
Franco-Nevada Corporation	216,600	16,255,830

Motion Picture and Sound Recording Industries - 0.38%
Lions Gate Entertainment Corporation - Class B	177,400	2,678,740
Viacom Inc. - Class B	12,000	336,840
		3,015,580

Oil and Gas Extraction - 40.79%
Continental Resources, Inc.*	48,200	2,157,914
Texas Pacific Land Trustcd	414,852	320,950,250
Tourmaline Oil Corp.	125,200	1,933,721
		325,041,885
Other Financial Investment Activities - 5.34%
Brookfield Asset Management Inc. - Class A	706,200	32,944,230
Brookfield Business Partners LP	5,000	197,825
GAMCO Investors, Inc. - Class A	1,800	36,900
Onex Corporation	164,300	9,346,780
		42,525,735
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*	800	25,143

Other Professional, Scientific, and Technical Services - 0.07%
GMO Internet, Inc.	32,000	520,870

Other Telecommunications - 6.04%
GCI Liberty, Inc. - Class A*	72,000	4,003,920
Liberty Broadband Corporation - Series A*	45,000	4,123,800
Liberty Broadband Corporation - Series C*	140,000	12,843,600
Liberty Media Corp.-Liberty SiriusXM - Class A*	292,600	11,171,468
Liberty Media Corp.-Liberty SiriusXM - Class C*	417,800	15,976,672
		48,119,460
Performing Arts, Spectator Sports, and Related Industries - 3.37%
Live Nation Entertainment, Inc.*	422,600	26,852,004

Professional, Scientific, and Technical Services - 0.70%
CACI International, Inc. - Class A*	30,600	5,569,812

Real Estate - 8.22%
Dream Unlimited Corp. - Class A	272,000	1,583,537
Equity Lifestyle Properties, Inc. - REIT	67,900	7,760,970
The Howard Hughes Corporation*[c]	510,600	56,166,000
		65,510,507
Satellite Telecommunications - 1.45%
DISH Network Corp. - Class A*	119,400	3,783,786
EchoStar Corporation - Class A*	212,400	7,741,980
		11,525,766
Securities and Commodity Exchanges - 2.04%
Cboe Global Markets, Inc.	170,000	16,224,800

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.61%
CME Group, Inc.	21,000	3,456,180
Grayscale Bitcoin Trust^	1,965,600	9,395,568
		12,851,748
Spectator Sports - 0.96%
Liberty Media Corp.-Liberty Formula One - Class A*	92,800	3,158,912
Liberty Media Corp.-Liberty Formula One - Class C*	127,600	4,472,380
		7,631,292
Support Activities for Mining - 0.17%
Siem Industries Inc.*	28,000	1,358,000

Support Activities for Water Transportation - 0.39%
Clarkson plc	101,400	3,136,641

Transportation Equipment Manufacturing - 0.44%
General Electric Company	336,000	3,356,640
Wabtec Corp.	1,804	132,991
		3,489,631
Utilities - 0.35%
Brookfield Infrastructure Partners LP	66,600	2,788,542

TOTAL COMMON STOCKS
(cost $363,706,793)		687,210,874

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class A	217	3,691
TOTAL PREFERRED STOCKS
(cost $1,764)		3,691

	Principal
ESCROW NOTES - 0.00%	Amount
Other Telecommunications - 0.00%
Adelphia Communications Corp.*+a	$200,000	-
TOTAL ESCROW NOTES
(cost $0)		-

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*
Expiration: June 30, 2026, Exercise Price: 32.45 CAD	800	2,993

TOTAL WARRANTS
(cost $2,367)		2,993

SHORT-TERM INVESTMENTS - 13.73%
Money Market Funds - 0.02%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	130,184	130,184

	Principal
	Amount
U.S. Treasury Obligations - 13.71%
United States Treasury Bills
Maturity Date: 04/09/2019, Yield to Maturity 2.34%	$18,811,000	18,801,082
Maturity Date: 04/11/2019, Yield to Maturity 2.35%	69,000	68,955
Maturity Date: 04/16/2019, Yield to Maturity 2.33%	88,132,000	88,045,244
Maturity Date: 05/09/2019, Yield to Maturity 2.35%	2,338,000	2,332,176
Maturity Date: 05/14/2019, Yield to Maturity 2.36%	12,000	11,966
		109,259,423
TOTAL SHORT-TERM INVESTMENTS
(cost $109,391,389)		109,389,607

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.50%	Shares
Money Market Funds - 0.50%
First American Government Obligations Fund - Class X, 2.36%[b]	3,966,359	3,966,359
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $3,966,359)		3,966,359

TOTAL INVESTMENTS - 100.47%
(cost $477,068,672)		$800,573,524

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a market value of $3,968,946 at March 31, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
[d]	- Affiliated issuer.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of March 31, 2019:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$682,310,473		$4,900,401	(1)	$–		$687,210,874
Preferred Stocks	–		3,691		–		3,691
Escrow Notes	–		–		–	*	–	*
Warrants	–		2,993		–		2,993
Short-Term Investments	130,184		109,259,423		–		109,389,607
Investments Purchased with the Cash
Proceeds from Securities Lending	3,966,359		–		–		3,966,359
Total Investments in Securities	$686,407,016		$114,166,508		$–	*	$800,573,524

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Oil and Gas Extraction	$1,933,721
Other Investment Pools and Funds	25,143
Real Estate	1,583,537
Support Activities for Mining	1,358,000
	$4,900,401

During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2018	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2019	$-	*

Description	Fair Value at 3/31/2019		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

	There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 99.22%	Shares	Value
Chemical Manufacturing - 0.05%
Celldex Therapeutics, Inc.*	1,752	$8,620

Pharmaceutical and Medicine Manufacturing - 99.17%
AbbVie Inc.	10,000	805,900
Agenus, Inc.*	148	439
Alkermes plc*	21,000	766,290
AmpliPhi Biosciences Corp.*	2	1
Arena Pharmaceuticals, Inc.*	4,500	201,735
AstraZeneca plc - ADR[c]	24,000	970,320
Biogen Inc.*[c]	3,750	886,425
Bristol-Myers Squibb Company[c]	20,500	978,055
Celgene Corporation*	7,000	660,380
Eli Lilly & Company[c]	11,500	1,492,240
Gilead Sciences, Inc.	10,000	650,100
GlaxoSmithKline plc - ADR[c]	22,673	947,504
Immune Pharmaceuticals, Inc.*	1	-
Ionis Pharmaceuticals, Inc.*[c]	12,000	974,040
Johnson & Johnson[c]	9,000	1,258,110
Madrigal Pharmaceuticals, Inc.*	514	64,384
Merck & Co., Inc.[c]	15,000	1,247,550
Merrimack Pharmaceuticals, Inc.*	4,500	31,275
Novartis AG - ADR[c]	14,000	1,345,960
Onconova Therapeutics, Inc.*	160	528
Osiris Therapeutics, Inc.*	19,000	361,000
Pacific Biosciences of California Inc.*	12,000	86,760
Pfizer, Inc.[c]	34,000	1,443,980
Progenics Pharmaceuticals, Inc.*	67,200	311,808
Roche Holding AG Limited - ADR	23,000	790,970
Sanofi - ADR[c]	25,000	1,107,000
Xenon Pharmaceuticals, Inc.*	2,000	20,320
		17,403,074
TOTAL COMMON STOCKS
(cost $12,125,371)		17,411,694

RIGHTS - 0.12%
Pharmaceutical and Medicine Manufacturing - 0.04%
Sanofi*#
Expiration: December 31, 2020	15,538	6,992

Scientific Research and Development Services - 0.08%
Ligand Pharmaceuticals Inc.*#	44,000	8,800
Ligand Pharmaceuticals Inc.#	44,000	3,960
Ligand Pharmaceuticals Inc.*#	44,000	220
Ligand Pharmaceuticals Inc.*#	44,000	242
		13,222
TOTAL RIGHTS
(cost $0)		20,214

SHORT-TERM INVESTMENTS - 0.56%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	170	170

	Principal
	Amount
U.S. Treasury Obligations - 0.56%
United States Treasury Bills
Maturity Date: 05/09/2019, Yield to Maturity 2.35%	$99,000	98,754

TOTAL SHORT-TERM INVESTMENTS
(cost $98,926)		98,924

TOTAL INVESTMENTS - 99.90%
(cost $12,224,297)		$17,530,832

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Medical Portfolio

The following is a summary of the inputs used to value the The Medical Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,411,694	$–	$–	$17,411,694
Rights	19,752	462	–	20,214
Short-Term Investments	170	98,754	–	98,924
Total Investments in Securities	$17,431,616	$99,216	$–	$17,530,832

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 66.63%	Shares	Value
Accommodation - 2.05%
Civeo Corporation*	3,072,695	$6,452,659

Beverage and Tobacco Product Manufacturing - 0.27%
Crimson Wine Group Limited*	104,600	860,858

Chemical Manufacturing - 1.96%
Element Solutions, Inc.*	89,600	904,960
Inter Parfums, Inc.	69,600	5,280,552
		6,185,512
Food Services and Drinking Places - 2.04%
The Wendy's Company	360,000	6,440,400

Funds, Trusts, and Other Financial Vehicles - 0.00%
Equity Commonwealth REIT	400	13,076

Insurance Carriers and Related Activities - 0.01%
Greenlight Capital Re, Limited - Class A*	1,800	19,566

Machinery Manufacturing - 0.23%
Colfax Corporation*	24,000	712,320

Management of Companies and Enterprises - 10.61%
Associated Capital Group, Inc. - Class A	164,750	6,517,510
Dundee Corporation - Class A*	2,012,400	1,690,215
Galaxy Digital Holdings Ltd.*	410,000	776,219
Icahn Enterprises LPc	312,400	22,649,000
RIT Capital Partners plc	67,600	1,848,967
		33,481,911
Merchant Wholesalers, Durable Goods - 0.28%
Dorman Products, Inc.*	10,000	880,900

Mining (except Oil and Gas) - 0.01%
Wheaton Precious Metals Corporation	1,600	38,112

Motion Picture and Sound Recording Industries - 0.02%
Lions Gate Entertainment Corporation - Class B	3,600	54,360

Oil and Gas Extraction - 29.65%
Permian Basin Royalty Trust	164,200	1,236,426
Texas Pacific Land Trust[c]	119,294	92,291,803
		93,528,229
Other Financial Investment Activities - 1.32%
GAMCO Investors, Inc. - Class A	22,000	451,000
Onex Corporation	65,600	3,700,324
		4,151,324
Other Investment Pools and Funds - 2.39%
JZ Capital Partners Limited*	63,000	352,836
Partners Value Investments LP*	191,000	6,002,918
Urbana Corporation - Class A	694,471	1,195,258
		7,551,012
Other Pipeline Transportation - 1.66%
Rubis SCA	96,100	5,241,269

Performing Arts, Spectator Sports, and Related Industries - 3.32%
Live Nation Entertainment, Inc.*	165,000	10,484,100

Professional, Scientific, and Technical Services - 2.56%
CACI International, Inc. - Class A*	44,400	8,081,688

Real Estate - 7.39%
Dream Unlimited Corp. - Class A	2,188,400	12,740,489
The Howard Hughes Corporation*	96,200	10,582,000
		23,322,489
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.47%
Grayscale Bitcoin Trust	307,125	1,468,058

Support Activities for Water Transportation - 0.31%
Braemar Shipping Services plc	450,322	967,766

Telecommunications - 0.08%
LICT Corporation*	16	249,600

TOTAL COMMON STOCKS
(cost $141,554,781)		210,185,209

PREFERRED STOCKS - 0.28%
Other Investment Pools and Funds - 0.28%
Partners Value Investments LP - Class A	51,933	883,380
TOTAL PREFERRED STOCKS
(cost $420,822)		883,380

WARRANTS - 0.23%
Other Investment Pools and Funds - 0.23%
Partners Value Investments LP*
Expiration: June 30, 2026, Exercise Price: 32.45 CAD	191,000	714,633

TOTAL WARRANTS
(cost $564,856)		714,633

SHORT-TERM INVESTMENTS - 32.56%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	4,913	4,913

	Principal
	Amount
U.S. Treasury Obligations - 32.56%
United States Treasury Bills
Maturity Date: 04/02/2019, Yield to Maturity 2.32%	$424,000	423,972
Maturity Date: 04/09/2019, Yield to Maturity 2.34%	1,946,000	1,944,974
Maturity Date: 04/11/2019, Yield to Maturity 2.36%	140,000	139,908
Maturity Date: 04/16/2019, Yield to Maturity 2.34%	72,941,000	72,869,197
Maturity Date: 04/18/2019, Yield to Maturity 2.35%	1,158,000	1,156,710
Maturity Date: 04/30/2019, Yield to Maturity 2.35%	19,042,000	19,005,339
Maturity Date: 05/07/2019, Yield to Maturity 2.35%	6,620,000	6,604,238
Maturity Date: 05/09/2019, Yield to Maturity 2.21%	559,000	557,608
		102,701,946
TOTAL SHORT-TERM INVESTMENTS
(cost $102,709,029)		102,706,859

TOTAL INVESTMENTS - 99.70%
(cost $245,249,488)		$314,490,081

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value the The Small Cap Opportunities Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$191,192,202	$18,993,007	(1)	$–	$210,185,209
Preferred Stocks	–	883,380		–	883,380
Warrants	–	714,633		–	714,633
Short-Term Investments	4,913	102,701,946		–	102,706,859
Total Investments in Securities	$191,197,115	$123,292,966		$–	$314,490,081

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Other Investment Pools and Funds	$6,002,918
Real Estate	12,740,489
Telecommunications	249,600
	$18,993,007

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2019 (Unaudited)

COMMON STOCKS - 56.73%	Shares	Value
Beverage and Tobacco Product Manufacturing - 0.03%
Crimson Wine Group Limited*	2,800	$23,044

Data Processing, Hosting, and Related Services - 2.69%
IHS Markit Limited*	200	10,876
MasterCard, Inc. - Class A	4,000	941,800
Visa, Inc. - Class A	8,000	1,249,520
		2,202,196
Insurance Carriers and Related Activities - 0.77%
Arthur J. Gallagher & Co.	400	31,240
Markel Corporation*	600	597,744
		628,984
Management of Companies and Enterprises - 4.43%
Associated Capital Group, Inc. - Class A	33,800	1,337,128
Clarke Inc.*	1,000	9,728
Dundee Corporation - Class A*	2,000	1,680
Galaxy Digital Holdings Ltd.*	92,000	174,176
Icahn Enterprises LP	29,100	2,109,750
		3,632,462
Merchant Wholesalers, Durable Goods - 0.02%
A-Mark Precious Metals, Inc.*	1,600	19,040

Mining (except Oil and Gas) - 0.45%
Franco-Nevada Corporation	4,200	315,210
Wheaton Precious Metals Corporation	2,400	57,168
		372,378
Oil and Gas Extraction - 34.31%
Texas Pacific Land Trust[c]	36,328	28,105,157

Other Financial Investment Activities - 0.78%
GAMCO Investors, Inc. - Class A	3,800	77,900
Oaktree Capital Group LLC	9,000	446,850
Onex Corporation	300	17,066
Sprott, Inc.	41,155	93,314
		635,130
Other Investment Pools and Funds - 2.42%
Partners Value Investments LP*	43,516	1,367,660
Urbana Corporation	3,200	5,747
Urbana Corporation - Class A	356,004	612,720
		1,986,127
Real Estate - 3.34%
Dream Unlimited Corp. - Class A	272,800	1,588,194
The Howard Hughes Corporation*	10,400	1,144,000
		2,732,194
Securities and Commodity Exchanges - 1.40%
Cboe Global Markets, Inc.	7,806	745,005
NASDAQ, Inc.	1,800	157,482
NZX Limited	359,002	244,480
		1,146,967
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.62%
CME Group, Inc.	5,891	969,541
Grayscale Bitcoin Trust^	601,874	2,876,958
IntercontinentalExchange Group, Inc.	10,000	761,400
		4,607,899
Support Activities for Water Transportation - 0.47%
Clarkson plc	12,500	386,667

TOTAL COMMON STOCKS
(cost $24,416,642)		46,478,245

PREFERRED STOCKS - 0.25%
Other Investment Pools and Funds - 0.25%
Partners Value Investments LP - Class A	11,832	201,262

TOTAL PREFERRED STOCKS
(cost $219,010)		201,262

	Principal
CONVERTIBLE BONDS - 0.00%	Amount
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019[e]	$5,720	243

TOTAL CONVERTIBLE BONDS
(cost $5,720)		243

WARRANTS - 0.20%	Shares
Other Investment Pools and Funds - 0.20%
Partners Value Investments LP*
Expiration: June 30, 2026, Exercise Price: 32.45 CAD	43,516	162,817

TOTAL WARRANTS
(cost $130,104)		162,817

SHORT-TERM INVESTMENTS - 42.88%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	1,088	1,088

	Principal
	Amount
U.S. Treasury Obligations - 42.88%
United States Treasury Bills
Maturity Date: 04/09/2019, Yield to Maturity 2.34%	$9,160,000	9,155,170
Maturity Date: 04/16/2019, Yield to Maturity 2.33%	25,853,000	25,827,551
Maturity Date: 05/09/2019, Yield to Maturity 2.31%	144,000	143,641
Maturity Date: 05/14/2019, Yield to Maturity 2.36%	4,000	3,989
		35,130,351
TOTAL SHORT-TERM INVESTMENTS
(cost $35,131,993)		35,131,439

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.16%	Shares
Money Market Funds - 1.16%
First American Government Obligations Fund - Class X, 2.36%[b]	950,428	950,428
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $950,428)		950,428

TOTAL INVESTMENTS - 101.22%
(cost $60,853,897)		$82,924,434

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2019. Total loaned securities had a market value of $956,430 at March 31, 2019. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
CAD	- Canadian Dollars.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value the The Market Opportunities Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$43,522,391	$2,955,854	(1)	$–	$46,478,245
Preferred Stocks	–	201,262		–	201,262
Convertible Bonds	–	243		–	243
Warrants	–	162,817		–	162,817
Short-Term Investments	1,088	35,130,351		–	35,131,439
Investments Purchased with the Cash
Proceeds from Securities Lending	950,428	–		–	950,428
Total Investments in Securities	$44,473,907	$38,450,527		$–	$82,924,434

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Other Investment Pools and Funds	$1,367,660
Real Estate	1,588,194
	$2,955,854

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2019 (Unaudited)

EXCHANGE TRADED FUNDS - 29.83%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - 29.83%
iShares 1-3 Year Credit Bond ETF	54,000	$2,852,280
PIMCO Enhanced Short Maturity Active ETF	4,700	477,332
SPDR Barclays Short Term Corporate Bond ETF#	24,000	733,200
Vanguard Short-Term Corporate Bond ETF	21,700	1,730,792

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,793,604

SHORT-TERM INVESTMENTS - 68.61%
Money Market Funds - 12.09%
Fidelity Institutional Government Portfolio - Class I, 2.31%#[b]	2,348,079	2,348,079

	Principal
	Amount
U.S. Treasury Obligations - 56.52%
United States Treasury Bills
Maturity Date: 04/09/2019, Yield to Maturity 2.35%	$127,000	126,933
Maturity Date: 04/16/2019, Yield to Maturity 2.33%	10,828,000	10,817,342
Maturity Date: 05/14/2019, Yield to Maturity 2.36%	34,000	33,904
		10,978,179
TOTAL SHORT-TERM INVESTMENTS
(cost $13,326,450)		13,326,258

TOTAL INVESTMENTS - 98.44%
(cost $19,131,242)		$19,119,862

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts, totaling $3,062,722.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
ETF	- Exchange Traded Fund.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Alternative Income Portfolio

The following is a summary of the inputs used to value the The Alternative Income Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,793,604	$–	$–	$5,793,604
Short-Term Investments	2,348,079	10,978,179	–	13,326,258
Total Investments in Securities	$8,141,683	$10,978,179	$–	$19,119,862

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - March 31, 2019 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.65%	Amount	Value
Pipeline Transportation of Natural Gas - 1.65%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$800,000	$629,500

TOTAL CONVERTIBLE BONDS
(cost $629,510)		629,500

CORPORATE BONDS - 87.07%
Advertising, Public Relations, and Related Services - 1.34%
Lamar Media Corp., 5.000%, 05/01/2023	500,000	509,375

Broadcasting (except Internet) - 5.68%
Altice Luxembourg SA, 7.750%, 05/15/2022■	250,000	250,937
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	209,500
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	250,625
Sirius XM Radio, Inc., 4.625%, 05/15/2023■	1,050,000	1,067,063
TEGNA, Inc.
5.125%, 10/15/2019	133,000	133,499
5.125%, 07/15/2020	250,000	250,937
		2,162,561
Chemical Manufacturing - 10.02%
Ashland Inc., 4.750%, 08/15/2022[c]	3,000,000	3,097,500
The Chemours Company
6.625%, 05/15/2023	474,000	491,818
7.000%, 05/15/2025	214,000	225,770
		3,815,088
Construction of Buildings - 15.77%
Brookfield Residential Properties[c]
6.500%, 12/15/2020■	3,250,000	3,254,062
6.125%, 07/01/2022■	100,000	100,875
6.375%, 05/15/2025■	651,000	628,215
Lennar Corporation, 4.750%, 11/15/2022[c]	1,960,000	2,020,858
		6,004,010
Deep Sea, Coastal, and Great Lakes Water Transportation - 5.08%
Stolt-Nielsen Limited, 6.375%, 09/21/2022[c]	2,000,000	1,934,253

Fabricated Metal Product Manufacturing - 0.62%
Ball Corp., 5.250%, 07/01/2025	224,000	236,040

Food Manufacturing - 5.14%
Lamb Weston Holdings, Inc.[c]
4.625%, 11/01/2024■	1,000,000	1,013,750
4.875%, 11/01/2026■	925,000	942,344
		1,956,094
Management of Companies and Enterprises - 8.01%
Icahn Enterprises, 5.875%, 02/01/2022[c]	3,000,000	3,048,750

Metal Ore Mining - 0.71%
Teck Resources Limited, 4.750%, 01/15/2022	264,000	270,726

Motor Vehicle and Parts Dealers - 9.52%
Penske Automotive Group, Inc., 5.750%, 10/01/2022[c]	3,550,000	3,625,438

Oil and Gas Extraction - 6.02%
Continental Resources, Inc., 5.000%, 09/15/2022	479,000	482,944
Murphy Oil Corp., 4.450%, 12/01/2022	1,208,000	1,214,799
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	257,500
5.375%, 10/01/2022	120,000	117,750
5.250%, 05/01/2023	230,000	217,925
		2,290,918
Publishing Industries (except Internet) - 0.67%
Tribune Media Company, 5.875%, 07/15/2022	250,000	256,406

Real Estate - 4.35%
The Howard Hughes Corporation, 5.375%, 03/15/2025■	1,650,000	1,656,056

Residential Building Construction - 5.27%
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019[c]	2,000,000	2,007,500

Support Activities for Mining - 2.98%
Ensco plc, 4.700%, 03/15/2021	600,000	573,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	561,000
		1,134,000
Telecommunications - 5.89%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	511,875
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	738,140
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	453,139
7.625%, 06/15/2021	500,000	538,755
		2,241,909
TOTAL CORPORATE BONDS
(cost $32,733,033)		33,149,124

MUNICIPAL BONDS - 0.41%
Support Activities for Air Transportation - 0.41%
Branson Missouri Regional Airport Transportation Development District, 5.000%, 04/01/2043■[e]	1,020,425	156,084

TOTAL MUNICIPAL BONDS
(cost $2,249,479)		156,084

CLOSED-END FUNDS - 8.26%	Shares
Funds, Trusts, and Other Financial Vehicles - 8.26%
DoubleLine Opportunistic Credit Fund	50,900	1,028,180
PIMCO Dynamic Income Fund	66,000	2,116,620

TOTAL CLOSED-END FUNDS
(cost $3,394,068)		3,144,800

SHORT-TERM INVESTMENTS - 1.53%
Money Market Funds - 0.03%
Fidelity Institutional Government Portfolio - Class I, 2.31%[b]	10,505	10,505

	Principal
	Amount
U.S. Treasury Obligations - 1.50%
United States Treasury Bills
Maturity Date: 04/16/2019, Yield to Maturity 2.36%	$35,000	34,966
Maturity Date: 04/23/2019, Yield to Maturity 2.37%	174,000	173,746
Maturity Date: 04/30/2019, Yield to Maturity 2.35%	167,000	166,678
Maturity Date: 05/07/2019, Yield to Maturity 2.35%	127,000	126,698
Maturity Date: 05/09/2019, Yield to Maturity 2.35%	70,000	69,826
		571,914
TOTAL SHORT-TERM INVESTMENTS
(cost $582,434)		582,419

TOTAL INVESTMENTS - 98.92%
(cost $39,588,524)		$37,661,927

Percentages are stated as a percent of net assets.

■	- The percentage of net assets comprised of 144a securities was 23.82%.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2019.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value the The Multi-Disciplinary Income Portfolio's net assets as of March 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$629,500.00	$-	$629,500.00
Corporate Bonds	–	33,149,124	–	33,149,124
Municipal Bonds	–	156,084	–	156,084
Closed-End Funds	3,144,800	–	–	3,144,800
Short-Term Investments	10,505	571,914	–	582,419
Total Investments in Securities	$3,155,305	$34,506,622	$–	$37,661,927

As of March 31, 2019, there were no investments in Level 3 securities.
During the three-month period ended March 31, 2019, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.